Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Deposits	$ 26,885	$ 1,511
Prepaid expenses	8,201	1,496
Other current assets	1,547
Total	$ 36,633	$ 3,007	$ 545